Business Description and Going Concern	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Accounting Policies [Abstract]
Business Description and Going Concern

1. Business Description and Going Concern

NextTrip Group, LLC (“NextTrip” or the “Company”) was incorporated on January 7, 2021 organized under the laws of the State of Florida. The operating agreement of NextTrip Group, LLC was entered into January 11, 2021 and made effective January 11, 2021. The Company’s head office is located at 1560 Sawgrass Corporate Pkwy, 4th Floor, Sunrise, FL, 33323. The consolidated financial statements include the accounts of the Company’s wholly owned subsidiaries, NextTrip Holdings Inc. incorporated October 22, 2015, and Extraordinary Vacations USA, Inc. incorporated June 24, 2002.

The Company provides sales originating in the United States, with a primary emphasis on alternative lodging rental (“ALR”) properties, hotel, air, cruise, and all-inclusive travel packages. Our proprietary booking engine, branded as NextTrip 2.0, provides travel distributors access to a sizeable inventory.

On January 25, 2023, NextPlay Technologies Inc. (“NextPlay”) and NextTrip Group, LLC (“NextTrip”) entered into an Amended and Restated Separation Agreement (“Separation Agreement”), on Amended and Restated Operating Agreement (“Operating Agreement”), Exchange Agreement (“Exchange Agreement”), and together (“Agreements”) whereby NextPlay transferred their interest in the travel business to NextTrip. As per the Exchange Agreement, NextPlay exchanged 1,000,000 Membership Units of NextTrip for 400,000 Preferred Units in NextTrip. The Preferred Units have a value of $10.00 per Unit, NextTrip had a payable amount to NextPlay of $17,295,873. This was partial payment that was exchanged for the 400,000 Preferred Units in NextTrip as per the Exchange Agreement. Any intercompany amount owed after the separation date are to be considered a promissory note bearing 5% interest per annum. NextPlay has a balance owing to NextTrip of $1,942,630 as of November 30, 2023. As per ASC 505-10-45-2 the reporting of the paid in capital is considered equity.

The Company has accounted for the business transfer on a retroactive basis. All assets, liabilities and results of operations assumed in this transaction are the basis of these financial statements.

The company owns 50% of Next Innovation LLC (Joint Venture) and this entity is in the process of a first structure plan. No activities nor operations occurred in 2023 and NextTrip Group, LLC. does not have control on the company and therefore no minority interest was recorded.

On November 3, 2023, NextTrip Group LLC (NextTrip) a Florida corporation, and Sigma Additive Solutions (SASI), a Nevada corporation signed a letter of intent reflecting the mutual intention of both parties to merge. The consummation of the Proposed Transaction (the “Closing”) will take place at the offices of a location that is mutually acceptable to the Parties on the first business day after the day the last of the conditions set forth in the Definitive Agreements is satisfied or waived, or at such other place and date as is agreed between the Parties (the “Closing Date”). The Parties shall use commercially reasonable efforts to cause the Closing Date to occur on or before November 30, 2023, unless otherwise agreed in writing by the parties.

Going Concern

As of November 30, 2023, the Company had an accumulated deficit of $20,192,527, working capital deficit of $5,355,130, cash used in operating activities of $2,264,738 and has incurred losses since incorporation. The Company will need to raise additional funds through equity or debt financings to support the on-going operations, increase market penetration of our products, expand the marketing and development of our travel and technology driven products, provide capital expenditures for additional equipment and development costs, payment obligations, and systems for managing the business including covering other operating costs until the planned revenue streams are fully implemented and begin to offset our operating costs. Failure to obtain additional capital to finance the Company’s working capital needs on acceptable terms, or at all, would negatively impact the Company’s financial condition and liquidity.

Recent Issues Surrounding the COVID-19 Pandemic

On March 11, 2020, the World Health Organization declared COVID-19 a global pandemic. This contagious disease outbreak and any related adverse public health developments, has adversely affected workforces, economies, and financial markets globally, leading to an economic downturn.

The duration and severity of the COVID-19 pandemic impeded global economic activity for an extended period of time, even as restrictions have been lifted in many jurisdictions (including the United States) and vaccines are being made available, leading to decreased per capita income and disposable income, increased and sustained unemployment or a decline in consumer confidence, all of which significantly reduced discretionary spending by individuals and businesses on travel and may create a recession in the United States or globally. In turn, that could have a negative impact on demand for our services. We also cannot predict the long-term effects of the COVID-19 pandemic on our partners and their business and operations or the ways that the pandemic may fundamentally alter the travel industry. The aforementioned circumstances could result in a material adverse impact on our business, financial condition, results of operations and cash flows, potentially for a prolonged period.

Although we currently cannot predict the full impact of the COVID-19 pandemic on our fiscal 2024 financial results relating to our operations, we anticipate an increase in year-over-year revenue as compared to fiscal year 2023. However, the ultimate extent of the COVID-19 pandemic and its impact on global travel and overall economic activity is constantly changing and impossible to predict currently. However, the Company is seeing the return to normal operations.

1. Business Description and Going Concern

NextTrip Group, LLC (“NextTrip” or the “Company”) was incorporated on January 7, 2021 organized under the laws of the State of Florida. The operating agreement of NextTrip Group, LLC was entered into January 11, 2021 and made effective January 11, 2021. The Company’s head office is located at 1560 Sawgrass Corporate Pkwy, 4th Floor, Sunrise, FL, 33323. The consolidated financial statements include the accounts of the Company’s wholly owned subsidiaries, NextTrip Holdings Inc. incorporated October 22, 2015, and Extraordinary Vacations USA, Inc. incorporated June 24, 2002.

The Company provides travel technology solutions with sales originating in the United States, with a primary emphasis on alternative lodging rental (“ALR”) properties, hotel, air, cruise, and all-inclusive travel packages. Our proprietary booking engine, branded as NextTrip 2.0, provides travel distributors access to a sizeable inventory.

On January 25, 2023, NextPlay Technologies Inc. (“NextPlay”) and NextTrip Group, LLC (“NextTrip”) entered into an Amended and Restated Separation Agreement (“Separation Agreement”), Amended and Restated Operating Agreement (“Operating Agreement”), Exchange Agreement (“Exchange Agreement”), and together (“Agreements”) whereby NextPlay transferred their interest in the travel business to NextTrip. As per the Exchange Agreement, NextPlay exchanged 1,000,000 Membership Units of NextTrip for 400,000 Preferred Units in NextTrip. The Preferred Units have a value of $10.00 per Unit. NextTrip had a payable amount to NextPlay of $17,295,873. This was partial payment that was exchanged for the 400,000 Preferred Units in NextTrip as per the Exchange Agreement. Any intercompany amount owed after the separation date are to be considered a promissory note bearing 5% interest per annum. As per ASC 505-10-45-2 the reporting of the paid in capital is considered equity.

The Company has accounted for the business transfer on a retroactive basis. All assets, liabilities and results of operations assumed in this transaction are the basis of these financial statements.

The company owns 50% of Next Innovation LLC (Joint Venture) and this entity is in the process of a first structure plan. No activities nor operations occurred in 2023 and NextTrip Group, LLC does not have control on the company and therefore no minority interest was recorded.

Going Concern

As of February 28, 2023, and 2022, the Company had an accumulated deficit of $16,650,863 and $11,517,722 respectively, and working capital deficit of $1,112,788 and $12,721,563, respectively, and has incurred losses since incorporation. The Company will need to raise additional funds through equity or debt financings to support the on-going operations, increase market penetration of our products, expand the marketing and development of our travel and technology driven products, provide capital expenditures for additional equipment and development costs, payment obligations, and systems for managing the business including covering other operating costs until the planned revenue streams are fully implemented and begin to offset our operating costs. Failure to obtain additional capital to finance the Company’s working capital needs on acceptable terms, or at all, would negatively impact the Company’s financial condition and liquidity.

The Company has entered into a letter of intent, to vend into a public vehicle which if completed will provide the Company with sufficient resources to continue operations into the future (see note 16).

Recent Issues Surrounding the COVID-19 Pandemic

On March 11, 2020, the World Health Organization declared COVID-19 a global pandemic. This contagious disease outbreak and any related adverse public health developments, has adversely affected workforces, economies, and financial markets globally, leading to an economic downturn.

The duration and severity of the COVID-19 pandemic impeded global economic activity for an extended period of time, even as restrictions have been lifted in many jurisdictions (including the United States) and vaccines are being made available, leading to decreased per capita income and disposable income, increased and sustained unemployment or a decline in consumer confidence, all of which significantly reduced discretionary spending by individuals and businesses on travel and may create a recession in the United States or globally. In turn, that could have a negative impact on demand for our services. We also cannot predict the long-term effects of the COVID-19 pandemic on our partners and their business and operations or the ways that the pandemic may fundamentally alter the travel industry. The aforementioned circumstances could result in a material adverse impact on our business, financial condition, results of operations and cash flows, potentially for a prolonged period.

Although we currently cannot predict the full impact of the COVID-19 pandemic on our fiscal 2024 financial results relating to our operations, we anticipate an increase in year-over-year revenue as compared to fiscal year 2023. However, the ultimate extent of the COVID-19 pandemic and its impact on global travel and overall economic activity is constantly changing and impossible to predict currently. However, the Company is seeing the return to normal operations.